SSgA FUNDS

SUPPLEMENT DATED MARCH 31, 2010
TO
PROSPECTUS DATED DECEMBER 29, 2009
(AS SUPPLEMENTED MARCH 1, 2010)

SSGA DISCIPLINED EQUITY FUND
(TICKER SYMBOL: SSMTX)

SSGA ENHANCED SMALL CAP FUND
(TICKER SYMBOL: SESPX)

Shareholders of the SSgA Funds are hereby notified that effective immediately, the following portfolio management team disclosure appearing in the Prospectus is hereby revised.

Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA Disciplined Equity Fund on page 21 is amended as follows:

John O’Connell and Scott Conlon, CFA, serve as portfolio managers of the fund. They have managed the fund since 2002 and 2010, respectively.

Information under the heading “Fund Summary,” sub-heading “Investment Adviser” pertaining to SSgA Enhanced Small Cap Fund on page 25 is amended as follows:

John O’Connell and Scott Conlon, CFA, serve as portfolio managers of the fund. They have managed the fund since 2005 and 2010, respectively.

Information under the heading “Fund Management,” sub-heading “Portfolio Management” on page 91 is amended as follows:

SSgA Enhanced Small Cap Fund SSgA Disciplined Equity Fund	Scott Conlon, CFA	Investment professional for 11 years, the last 4 years with SSgA FM or its affiliates.

The rest of the Prospectus sections entitled “Investment Adviser” and “Portfolio Management” remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSgA FUNDS

SUPPLEMENT DATED MARCH 31, 2010

TO THE SSgA FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 29, 2009

SSgA DISCIPLINED EQUITY FUND

SSgA ENHANCED SMALL CAP FUND

Shareholders are hereby notified that the information regarding the portfolio managers of the above funds contained in the Statement of Additional Information section entitled “Investment Advisory and Other Services,” under the sub-heading “Portfolio Managers” is hereby revised on page 33 to delete the name of Chuck Martin, and include the following additional information:

Other Accounts Managed as of December 31, 2009

Portfolio Managers	Number of Registered Investment Companies	Assets Under Management (in billions)	Number of Pooled Investment Vehicles	Assets Under Management (in billions)		Other Types of Accounts	Assets Under Management (in billions)		Asset Total (in billions)
SSgA Enhanced Small Cap Fund and SSgA Disciplined Equity Fund
Scott Conlon, CFA	2 funds	$0.06	23 funds*	$5.76	*	35 accounts**	$11.52	**	$17.34

* Includes 15 accounts with performance based fees and assets of $4.95 billion

** Includes 11 accounts with performance based fees and assets of $3.57 billion

The remainder of the section remains unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE